PREMISES AND EQUIPMENT	12 Months Ended
Jun. 30, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
NOTE E - PREMISES AND EQUIPMENT

Premises and equipment at June 30 are comprised of the following:

(in thousands)	2013	2012

Land	$1,493	$860
Buildings and improvements	6,454	3,842
Furniture and equipment	1,949	1,097
Automobiles	29	29
	9,925	5,828
Less: accumulated depreciation	5,317	3,184
Balance at end of year	$4,608	$2,644